Other Expense, Net - Schedule of Other Expense and Income Categories in Consolidated Statements of Operations and Comprehensive (Loss) Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 22, 2024	Dec. 31, 2023	Dec. 22, 2023	Dec. 31, 2022	Dec. 22, 2022
Schedule of Other Expense and Income Categories in Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Foreign currency exchange (gain) loss		$ (1,972,531)		$ 2,295,582		$ (5,509,581)
Adjustment to indemnification obligation		(531,991)		324,907		(252,949)
Interest expense		122,778
Forgiveness of accrued interest						(1,414,406)
Loss on deconsolidation of VIEs					$ 963,138	11,501,952
Other expense	$ (2,302,693)	79,051	$ 2,801,285	180,796	$ 2,869,397	(1,455,619)
Other expense, net		$ (2,302,693)		$ 2,801,285		$ 2,869,397